Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Income for the year	$ 431	$ 5,272	$ 24,280
Adjustments for:
Depreciation	6,236	4,725	5,600
Depreciation of deferred drydocking costs	3,507	4,185	4,646
Payment of deferred drydocking costs	(2,344)	(10,433)	(2,995)
Provision for Staff retirement indemnities	20	23	35
Reversal of impairment	(1,891)	(4,400)	0
Gain on derivative financial instruments	(467)	(388)	(2,520)
Gain on sale of vessel	(2)	(3,876)	0
Interest expense and finance costs	6,289	4,354	2,320
Gain from the modification of the Loan	0	(417)	0
Interest income	(2,766)	(2,634)	(375)
Foreign exchange (gains)/losses, net	(69)	64	(26)
Trade accounts receivable	37	(1,042)	894
inventories	30	1,772	(2,176)
Prepayments and Other Assets	(584)	1,098	(1,663)
Trade accounts payable	2,936	(3,385)	2,721
Accrued Liabilities and other payables	(87)	355	(2,207)
Deferred revenue	9	272	(1,628)
Net cash generated from / (used in) operating activities	11,285	(4,455)	26,906
Cash flows from investing activities:
Vessel acquisition	(105,090)	0	0
Net Proceeds from sale of vessel	11,498	35,097	0
Advances for vessel acquisition	(7,522)	(19,074)	(28,172)
Vessels' improvements	(522)	(161)	(1,178)
Purchases of office furniture and equipment	(51)	(37)	(33)
Interest received	2,766	2,634	375
Net cash generated from / (used in) investing activities	(98,921)	18,459	(29,008)
Cash flows from financing activities:
Proceeds from long-term borrowings and financial liabilities	76,000	25,000	18,000
Repayment of long-term borrowings and financial liabilities	(7,043)	(6,250)	(5,375)
Prepayment of long-term borrowings	(2,567)	(10,505)	0
(Increase)/decrease in restricted cash	(200)	2,348	(744)
Payment of financing costs	(986)	(406)	(259)
Payment of lease liability - principal	(310)	(321)	(286)
Interest paid	(4,623)	(2,501)	(1,614)
Net cash generated from financing activities	60,271	7,365	9,722
Net increase / (decrease) in cash and cash equivalents	(27,365)	21,369	7,620
Cash and cash equivalents at the beginning of the year	74,202	52,833	45,213
Cash and cash equivalents at the end of the year	$ 46,837	$ 74,202	$ 52,833